Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment

Property and equipment consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Buildings	23,330	37,657
Office equipment	12,969	12,789
Motor vehicles	1,280	1,935
Leasehold improvement	2,675	4,463
Land	37,421	37,421

Total	77,675	94,265
Less: Accumulated depreciation	(9,611)	(14,701)

	68,064	79,564